UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22591

                                     Apollo Tactical Income Fund Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street

                                             New York, New York 10019

(Address of principal executive offices) (Zip code)

Joseph Moroney, President

9 West 57th Street

                                             New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 515-3200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Apollo Tactical Income Fund Inc.

Schedule of Investments

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) - 79.9%

AEROSPACE & DEFENSE - 4.8%
Camp International Holding Co. 2013 Second Lien Replacement Term Loan, 8.25%, 11/29/19	1,350,000	1,379,531
ILC Industries, LLC Term Loan 2, 11.50%, 07/11/19 (b)	4,000,000	3,960,000
Photonis Technologies SAS Term Loan, 8.50%, 09/18/19	3,920,175	3,949,576
SRA International, Inc. Term Loan, 6.50%, 07/20/18	3,099,163	3,114,674
WP CPP Holdings, LLC Second Lien Term Loan B-1, 8.75%, 04/30/21	1,435,000	1,458,319

		13,862,100

AUTOMOTIVE - 0.2%
Accelerate Parent Corp. Term Loan B, 06/19/18 (c)	660,000	664,950

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 12.3%
Asurion, LLC Second Lien Term Loan, 8.50%, 03/03/21	3,620,000	3,748,962
EZE Software Group, LLC Second Lien Initial Term Loan, 8.50%, 04/05/21	736,000	747,655
Hub International Ltd. Term Loan B, 4.75%, 10/02/20	4,776,000	4,790,447
Hyperion Finance S.a.r.l (United Kingdom) Term Loan, 5.75%, 10/17/19 (d)	5,386,500	5,426,899
ION Trading Technologies S.a.r.l (Luxemburg) Second Lien Term Loan, 8.25%, 05/22/21 (d)	1,487,000	1,509,922
KCG Holdings, Inc. (Knight Capital) Term Loan B, 5.75%, 12/05/17	68,879	69,137
Medical Card System, Inc. Term Loan, 11.62%, 09/17/15	4,484,604	4,305,220
MMM Holdings, Inc. MMM Term Loan, 9.75%, 12/12/17	1,330,116	1,340,092
Moneygram International, Inc. Term Loan, 03/27/20 (c)	508,333	510,240
MSO of Puerto Rico, Inc. MSO Term Loan, 9.75%, 12/12/17	967,039	974,292
National Financial Partners Corp. Term Loan B, 5.25%, 07/01/20	5,151,140	5,191,396
Nuveen Investments, Inc. Tranche B First Lien Term Loan, 4.15%, 05/13/17	2,286,000	2,295,178
VFH Parent, LLC Term Loan, 5.75%, 11/08/19	4,179,398	4,231,641

		35,141,081

BEVERAGE, FOOD & TOBACCO - 1.3%
ARG IH Corp. Term Loan, 5.00%, 11/15/20	1,915,200	1,930,464

	Principal Amount ($)	Value ($)

BEVERAGE, FOOD & TOBACCO (continued)
Arysta LifeScience SPC, LLC Second Lien Term Loan, 8.25%, 11/30/20	1,028,000	1,047,275
PFS Holding Corp. Second Lien Term Loan, 8.25%, 01/31/22	714,000	718,016

		3,695,755

CHEMICALS, PLASTICS & RUBBER - 1.7%
Cyanco Intermediate Corp. Term Loan, 5.50%, 05/01/20	2,463,373	2,491,086
Kronos Worldwide, Inc. Initial Term Loan, 4.75%, 02/18/20	630,000	635,774
OCI Beaumont, LLC Term Loan B-2, 6.25%, 08/20/19 (b)	1,639,812	1,660,309

		4,787,169

CONSUMER GOODS: DURABLE - 0.6%
Bluestem Brands, Inc. Term Loan, 7.50%, 12/06/18	1,107,429	1,119,876
FGI Operating Co., LLC Term Loan B, 5.50%, 04/19/19	497,479	505,874

		1,625,750

CONSUMER GOODS: NON-DURABLE - 5.6%
5.11 Tactical Term Loan B, 6.00%, 02/28/20 (b)	1,406,250	1,416,797
Allflex Holdings III, Inc. Second Lien Initial Term Loan, 8.00%, 07/19/21	2,400,000	2,439,000
Fender Musical Instruments Corp. Initial Term Loan, 5.75%, 04/03/19	446,250	449,597
Herff Jones, Inc. Term Loan B, 5.50%, 06/25/19	3,669,821	3,706,519
Insight Pharmaceuticals, LLC First Lien Term Loan, 6.25%, 08/25/16	498,737	499,672
Nine West Holding Corp. Unsecured Term Loan, 12/05/19 (c)	1,744,518	1,753,241
Polyconcept Investments B.V. Term Loan, 6.00%, 06/28/19	3,353,256	3,353,257
Topps Company, Inc. Term Loan, 7.25%, 10/02/18	2,523,675	2,533,139

		16,151,222

ENERGY: OIL & GAS - 4.2%
Atlas Energy, L.P. Term Loan, 6.50%, 07/31/19 (b)	1,253,700	1,289,744
Azure Midstream Energy, LLC Term Loan, 6.50%, 11/15/18	887,385	897,368
Bennu Oil & Gas, LLC Term Loan, 10.25%, 11/01/18	680,234	691,005
Drillships Financing Holding, Inc. Tranche B-1 Term Loan, 6.00%, 03/31/21	3,800,800	3,881,567

See accompanying Notes to Schedule of Investments.  |  1

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

ENERGY: OIL & GAS (continued)
EMG Utica, LLC Term Loan, 4.75%, 03/27/20	1,553,000	1,559,794
HGIM Corp. Term Loan A, 5.00%, 06/18/18 (b)	758,550	762,343
Sprint Industrial Holdings, Inc. First Lien Term Loan, 7.00%, 05/14/19	1,786,500	1,799,899
W3 Co. First Lien Term Loan, 5.75%, 03/13/20	1,115,304	1,120,880

		12,002,600

ENVIRONMENTAL INDUSTRIES - 0.5%
Tervita Corp. (Canada) Term Loan, 6.25%, 05/15/18 (d)	1,480,916	1,471,290

FOREST PRODUCTS & PAPER - 1.0%
Caraustar Industries, Inc. Term Loan, 7.50%, 05/01/19	2,799,830	2,852,340

HEALTHCARE & PHARMACEUTICALS - 6.4%
Amneal Pharmaceuticals, LLC Term Loan B, 5.75%, 11/01/19	2,248,697	2,262,752
InVentiv Health, Inc. Consolidated Term Loan, 7.50%, 08/04/16	446,030	447,257
Kindred Health, Inc. Term Loan B, 03/26/21 (c)	1,716,021	1,724,601
Medpace Intermediateco, Inc. Term Loan B, 5.25%, 06/19/17 (b)	1,329,024	1,332,347
Opal Acquisition, Inc. First Lien Term Loan, 5.00%, 11/27/20	4,099,725	4,120,224
Premier Dental Services, Inc. First Lien Term Loan, 6.00%, 11/01/18	1,778,942	1,787,836
Smile Brands Group, Inc. Term Loan, 7.50%, 08/16/19	3,980,000	3,998,905
Steward Health Care System, LLC Term Loan, 6.75%, 04/10/20 (b)	1,516,540	1,524,123
U.S. Renal Care, Inc. New Term Loan 2, 07/03/20 (c)	1,212,000	1,233,210

		18,431,255

HIGH TECH INDUSTRIES - 4.2%
Active Network, Inc. (The Lanyon, Inc.)
First Lien Term Loan, 5.50%, 11/13/20	975,555	987,754
Second Lien Term Loan, 9.50%, 11/15/21	2,820,000	2,890,500
Flexera Software, LLC Term Loan, 04/02/20 (c)	1,040,000	1,045,200
Kronos, Inc. Incremental First Lien Term Loan, 10/30/19 (c)	2,000,000	2,018,750

	Principal Amount ($)	Value ($)

HIGH TECH INDUSTRIES (continued)
Landesk Group, Inc.
First Lien New Term Loan, 5.00%, 02/25/20	3,427,142	3,438,915
Second Lien Term Loan, 8.25%, 02/25/21 (b)	1,682,000	1,700,922

		12,082,041

HOTEL, GAMING & LEISURE - 4.2%
Belmond Interfin Ltd. (Bermuda) Dollar Term Loan, 03/19/21 (c) (d)	1,440,000	1,446,595
Centaur Acquisition, LLC
First Lien Term Loan, 5.25%, 02/20/19	877,283	881,945
Second Lien Term Loan, 8.75%, 02/20/20	3,000,000	3,071,250
Deluxe Entertainment Services Group, Inc. Initial Term Loan, 6.50%, 02/28/20	2,194,000	2,204,970
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/19/19	1,102,437	1,127,677
Peppermill Casinos, Inc. Term Loan B, 7.25%, 11/09/18 (b)	1,979,950	2,034,398
Planet Fitness Term Loan B, 03/26/21 (c)	1,340,000	1,343,350

		12,110,185

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 4.5%
F & W Media, Inc. Term Loan, 7.75%, 06/30/19 (b)	4,216,968	4,174,798
Merrill Communications, LLC Term Loan, 5.75%, 03/08/18	4,547,481	4,606,234
Springer SBM Two GMBH (Germany) Initial Term Loan B2, 5.00%, 08/14/20 (d)	4,027,760	4,040,347

		12,821,379

MEDIA: BROADCASTING & SUBSCRIPTION - 4.8%
Hargray Communications Group, Inc. (HCP Acquisition, LLC) Term Loan B, 4.75%, 06/26/19	2,281,758	2,310,279
Hemisphere Media Holdings, LLC (Intermedia Espanol, Inc.) Term Loan B, 6.25%, 07/30/20 (b)	2,332,375	2,349,868
IMG Worldwide, Inc. First Lien Term Loan, 03/21/21 (c)	5,050,000	5,027,932
Learfield Communications, Inc. First Lien Initial Term Loan, 5.00%, 10/09/20	1,246,875	1,253,109
Telecommunications Management, LLC
First Lien Initial Term Loan, 04/30/20 (b) (c)	1,021,591	1,025,105
Second Lien Initial Term Loan, 10/30/20 (b) (c)	1,065,712	1,079,033

2  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Senior Loans (a) (continued)

MEDIA: BROADCASTING & SUBSCRIPTION (continued)
TWCC Holding Corp. Second Lien Term Loan, 7.00%, 06/26/20	761,704	743,614

		13,788,940

MEDIA: DIVERSIFIED & PRODUCTION - 1.3%
Tech Finance & Co. S.C.A. (France) U.S. Term Loan, 7.25%, 07/11/20 (d)	3,606,525	3,668,900

METALS & MINING - 1.1%
Oxbow Carbon, LLC (Oxbow Calcining, LLC) Term Loan B, 8.00%, 01/19/20	3,000,000	3,075,000

RETAIL - 0.8%
Charming Charlie, LLC Initial Term Loan, 9.00%, 12/24/19	1,230,015	1,232,322
Vince, LLC (Vince Intermediate Holding, LLC) Term Loan B, 6.00%, 11/27/19	999,429	1,013,171

		2,245,493

SERVICES: BUSINESS - 12.1%
Applied Systems, Inc. Second Lien Initial Term Loan, 7.50%, 01/24/22	1,090,600	1,111,730
Aptean, Inc. First Lien Term Loan, 5.25%, 02/26/20	1,523,000	1,532,519
ARC Document Solutions, Inc. Term Loan B, 6.25%, 12/20/18	2,427,750	2,464,166
EIG Investors Corp. Term Loan, 5.00%, 11/09/19	2,117,540	2,137,392
Infogroup, Inc. Term Loan B, 8.00%, 05/26/18	3,078,071	2,687,926
Nord Anglia Education Finance, LLC First Lien Term Loan, 03/31/21 (c)	2,080,000	2,082,600
Onex Carestream Finance L.P. Second Lien Term Loan, 9.50%, 12/07/19	5,639,588	5,775,896
SGS Cayman, L.P. (Cayman Islands) Term Loan, 7.25%, 03/06/19 (b) (d)	1,768,506	1,781,770
Stadium Management (SMG)
First Lien 2014 Term Loan, 4.50%, 02/27/20 (b)	1,965,075	1,972,444
Second Lien Term Loan, 9.25%, 02/27/21 (b)	2,490,000	2,546,025
Stafford Logistics, Inc. (dba Custom Ecology, Inc.) Term Loan, 6.75%, 06/26/19 (b)	2,525,913	2,535,385

	Principal Amount ($)	Value ($)

SERVICES: BUSINESS (continued)
Sutherland Global Services, Inc. U.S. Tranche Term Loan, 7.25%, 03/06/19 (b)	3,915,977	3,945,347
TriNet HR Corp. Term Loan B2, 5.00%, 08/20/20	3,989,950	4,054,787

		34,627,987

SERVICES: CONSUMER - 1.3%
Laureate Education, Inc. New Series 2018 Extended Term Loan, 5.00%, 06/15/18	3,887,376	3,857,015

TELECOMMUNICATIONS - 3.5%
Global Tel*Link Corp. First Lien Term Loan, 5.00%, 05/23/20	2,576,929	2,563,245
Securus Technologies Holdings, Inc. Second Lien New Term Loan, 9.00%, 04/30/21	5,000,000	5,026,050
U.S. TelePacific Corp. Term Loan, 5.75%, 02/23/17	2,511,806	2,540,064

		10,129,359

TRANSPORTATION: CARGO - 1.4%
Carrix, Inc. Term Loan, 01/07/19 (c)	2,500,000	2,360,000
Commercial Barge Line Co. First Lien Initial Term Loan, 7.50%, 09/22/19 (b)	1,684,980	1,691,299

		4,051,299

TRANSPORTATION: CONSUMER - 2.1%
Travel Leaders Group, LLC Tranche B Term Loan, 7.00%, 12/05/18	1,206,161	1,197,114
Travelport, LLC New Term Loan B, 6.25%, 06/26/19	4,704,450	4,821,332

		6,018,446

Total Senior Loans (Cost $225,265,270)		229,161,556

Corporate Notes and Bonds - 46.7%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 9.4%
First Data Corp.
10.63%, 06/15/21	5,000,000	5,637,500
11.25%, 01/15/21	1,800,000	2,063,250
Jefferies Finance, LLC / JFIN Co-Issuer Corp. 7.38%, 04/01/20 (e)	5,500,000	5,802,500
KCG Holdings, Inc. (Knight Capital) 8.25%, 06/15/18 (e)	5,667,000	6,092,025
Nationstar Mortgage, LLC 6.50%, 07/01/21	3,860,000	3,657,350
SquareTwo Financial Corp. 11.63%, 04/01/17	3,684,000	3,720,840

		26,973,465

See accompanying Notes to Schedule of Investments.  |  3

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Corporate Notes and Bonds (continued)

BEVERAGE, FOOD & TOBACCO - 4.4%
Chiquita Brands International Inc. / LLC 7.88%, 02/01/21	5,256,000	5,886,720
Land O’Lakes Capital Trust I 7.45%, 03/15/28 (e)	6,719,000	6,584,620

		12,471,340

CAPITAL EQUIPMENT - 0.4%
Waterjet Holdings, Inc. 7.63%, 02/01/20 (e)	1,043,000	1,108,188

CHEMICALS, PLASTICS & RUBBER - 5.4%
Magnetation, LLC / Mag Finance Corp. 11.00%, 05/15/18 (e)	3,600,000	4,041,000
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp. 6.50%, 04/15/21 (e)	5,000,000	4,925,000
TPC Group, LLC 8.75%, 12/15/20 (e)	6,000,000	6,607,500

		15,573,500

CONSUMER GOODS: NON-DURABLE - 1.8%
American Greetings Corp. 7.38%, 12/01/21	5,000,000	5,275,000

ENERGY: OIL & GAS - 4.7%
Sidewinder Drilling, Inc. 9.75%, 11/15/19 (e)	8,000,000	7,960,000
Summit Midstream Holdings, LLC / Summit Midstream Finance Corp. 7.50%, 07/01/21 (e)	5,000,000	5,375,000

		13,335,000

ENVIRONMENTAL INDUSTRIES - 1.1%
Tervita Corp. (Canada)
8.00%, 11/15/18 (d) (e)	1,797,000	1,823,955
10.88%, 02/15/18 (d) (e)	1,368,000	1,379,970

		3,203,925

HEALTHCARE & PHARMACEUTICALS - 4.9%
CRC Health Corp. 10.75%, 02/01/16	4,000,000	3,997,500
InVentiv Health, Inc. 11.00%, 08/15/18 (e)	7,000,000	6,510,000
Valeant Pharmaceuticals International, Inc. (Canada) 7.50%, 07/15/21 (d) (e)	3,200,000	3,616,000

		14,123,500

HOTEL, GAMING & LEISURE - 1.8%
Diamond Resorts Corp. 12.00%, 08/15/18	2,622,000	2,880,922
DreamWorks Animation SKG, Inc. 6.88%, 08/15/20 (e)	2,000,000	2,175,000

		5,055,922

	Principal Amount ($)	Value ($)

MEDIA: BROADCASTING & SUBSCRIPTION - 2.7%
Columbus International, Inc. (Barbados) 03/30/21 (c) (d) (e)	1,285,000	1,325,156
Nara Cable Funding Ltd. (Ireland) 8.88%, 12/01/18 (d) (e)	2,625,000	2,871,094
Ono Finance II PLC (Ireland) 10.88%, 07/15/19 (d) (e)	1,800,000	2,016,000
Radio One, Inc. 9.25%, 02/15/20 (e)	1,484,000	1,580,460

		7,792,710

METALS & MINING - 3.8%
Molycorp, Inc. 10.00%, 06/01/20	8,000,000	7,960,000
SunCoke Energy Partners, L.P. 7.38%, 02/01/20 (e)	606,000	652,965
Westmoreland Coal Co. / Westmoreland Partners 10.75%, 02/01/18 (e)	2,000,000	2,190,000

		10,802,965

SERVICES: CONSUMER - 2.9%
StoneMor Partners, L.P. / Cornerstone Family Services of WV 7.88%, 06/01/21 (e)	7,921,000	8,178,432

TELECOMMUNICATIONS - 3.4%
Avanti Communications Group PLC (United Kingdom) 10.00%, 10/01/19 (d) (e)	3,333,000	3,566,310
Avaya, Inc. 9.00%, 04/01/19 (e)	6,000,000	6,270,000

		9,836,310

Total Corporate Notes and Bonds (Cost $129,507,333)		133,730,257

Asset-Backed Securities (f) - 14.5%
Ares CLO Ltd. (Cayman Islands) Series 2012-2X, Class E, 6.04%, 10/12/23 (d) (g)	5,000,000	4,922,750
Atlas Senior Loan Fund Ltd. (Cayman Islands)
Series 2012-1A, Class B2L, 6.49%, 08/15/24 (d) (e) (g)	2,000,000	2,002,550
Series 2012-1A, Class B3L, 7.74%, 08/15/24 (b) (d) (e) (g)	5,000,000	5,006,250
Avalon IV Capital Ltd. (Cayman Islands) Series 2012-1A, Class E, 6.34%, 04/17/23 (d) (e) (g)	4,500,000	4,500,225
Battalion CLO Ltd. (Cayman Islands)
Series 2012-3A, Class D, 5.54%, 01/18/25 (d) (e) (g)	1,650,000	1,598,025
Cent CLO 17 Ltd. (Cayman Islands)
Series 2013-17A, Class D, 6.24%, 01/30/25 (b) (d) (e) (g)	4,000,000	4,000,000

4  |  See accompanying Notes to Schedule of Investments.

Apollo Tactical Income Fund Inc.

Schedule of Investments (continued)

March 31, 2014 (unaudited)

	Principal Amount ($)	Value ($)

Asset-Backed Securities (f) (continued)
Cent CLO L.P. (Cayman Islands)
Series 2012-16X, Class D, 6.24%, 08/01/24 (d) (g)	2,000,000	1,998,721
CIFC Funding Ltd. (Cayman Islands)
Series 2012-1X, Class B2L, 7.24%, 08/14/24 (b) (d) (g)	2,000,000	2,005,000
Series 2012-2X, Class B2L, 6.24%, 12/05/24 (b) (d) (g)	3,000,000	2,984,700
Dryden XXIV Senior Loan Fund (Cayman Islands)
Series 2012-24A, Class E, Collateralized Loan Obligation, 6.14%, 11/15/23 (d) (e) (g)	1,000,000	993,504
JFIN CLO Ltd. (Cayman Islands)
Series 2012-1A, Class D, 5.74%, 07/20/23 (d) (e) (g)	3,000,000	2,897,910
Marea CLO Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.34%, 10/16/23 (b) (d) (e) (g)	4,000,000	4,004,000
OCP CLO Ltd. (Cayman Islands)
Series 2014-5A, Class E, 5.49%, 04/26/26 (b) (d) (e) (g)	3,000,000	2,613,480
Octagon Investment Partners XIV Ltd. (Cayman Islands)
Series 2012-1A, Class E, 6.74%, 01/15/24 (b) (d) (e) (g)	2,200,000	2,139,500

Total Asset-Backed Securities (Cost $41,180,791)		41,666,615

	Share Amounts	Value ($)

Preferred Stock - 1.4%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 1.4%
Watford Holdings Ltd. (Bermuda) 8.50%,(b) (d)	160,000	3,920,000

Total Preferred Stock (Cost $3,920,000)		3,920,000

Warrants - 0.0%

BANKING, FINANCE, INSURANCE AND REAL ESTATE - 0.0%
Medical Card System, Inc. 07/26/18 (b)	50,689	7,603

Total Warrants (Cost $ — )		7,603

Total Investments-142.5%		408,486,031
(Cost of $399,873,394) (h)
Other Assets & Liabilities, Net-5.6%		16,186,853
Loan Outstanding-(48.1)%		(138,000,000)

Net Assets -100.0%		286,672,884

(a)	“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at March 31, 2014. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Foreign issuer traded in U.S. dollars.
(e)	Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2014, these securities amounted to $122,406,619, or 42.7% of net assets.
(f)	Asset-backed securities include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.
(g)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2014.
(h)	Cost for U.S. federal income tax purposes differs from book basis primarily due to the deferral of losses from wash sales. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$10,306,088
Gross unrealized depreciation	(1,693,649)

Net unrealized appreciation	$8,612,439

See accompanying Notes to Schedule of Investments.  |  5

Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments

As of March 31, 2014 (unaudited)

Security Valuation

Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean price provided by a nationally recognized third-party security pricing service or broker. Senior Loans, corporate notes and bonds, preferred stock, warrants and collateralized loan obligations are priced based on valuations provided by an approved independent third-party pricing service or broker, if available. If market or broker quotations are not available or a price is not available from an independent third-party pricing service or broker, or if the price provided by the independent third-party pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures can, but are not obligated to, take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities, (iv) whether any dealer quotations for the security are available and considered reliable and (v) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements:

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third-party pricing services, and the existence of contemporaneous, observable trades in the market.

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Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2014 (unaudited)

The valuation techniques used by the Fund to measure fair value at March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2014 is as follows:

Apollo Tactical Income Fund Inc.

Assets in Fair Value Hierarchy:	Total Value at March 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Cash and Cash Equivalents	$14,654,765	$14,654,765	$—	$—
Senior Loans	229,161,556	—	190,379,499	38,782,057
Corporate Notes and Bonds	133,730,257	—	133,730,257	—
Asset-Backed Securities	41,666,615	—	18,913,685	22,752,930
Preferred Stock	3,920,000	—	—	3,920,000
Warrants	7,603	—	—	7,603

Total Assets	$423,140,796	$14,654,765	$343,023,441	$65,462,590

The Fund did not have any liabilities that were measured at fair value at March 31, 2014. The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2014:

Apollo Tactical Income Fund Inc.

	Total Fair Value	Senior Loans	Corporate Notes and Bonds	Asset-Backed Securities	Preferred Stock	Warrants

Fair Value, beginning of period	$90,759,035	$41,939,669	$30,897,963	$17,913,800	$—	$7,603
Purchases	16,581,007	7,886,607	—	4,774,400	3,920,000	—
Sales	(4,492,050)	(3,362,550)	(1,129,500)	—	—	—
Accrued discounts/(premiums)	38,500	30,727	1,527	6,246	—	—
Total net realized gain/(loss)	24,419	8,509	15,910	—	—	—
Change in net unrealized appreciation	1,702,150	272,077	1,371,589	58,484	—	—
Transfers into Level 3	7,155,841	7,155,841	—	—	—	—
Transfers out of Level 3	(46,306,312)	(15,148,823)	(31,157,489)	—	—	—

Fair Value, end of period	$65,462,590	$38,782,057	$—	$22,752,930	$3,920,000	$7,603

Investments were transferred in and out of Level 3 and in and out of Level 2 during the period ended March 31, 2014 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by Apollo Credit Management, LLC, the Fund’s investment adviser. Net change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2014 was $323,089.

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Apollo Tactical Income Fund Inc.

Notes to Schedule of Investments (continued)

As of March 31, 2014 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2014:

Apollo Tactical Income Fund Inc.

Assets	Total Value at March 31, 2014	Valuation Technique(s)	Unobservable Input(s)	Multiple	Weighted Average or Range

Senior Loans	$38,782,057	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A
Asset-Backed Securities	$22,752,930	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A
Preferred Stock	$3,920,000	Cost(1)	Recent transaction	N/A	N/A
Warrants	$7,603	Third-party pricing service and / or broker quotes	Vendor and / or broker quotes	N/A	N/A

(1) The Fund values certain of its Level 3 investments using its fair valuation procedures. These investments are generally privately held securities. There may not be a secondary market for these securities, the issuer may be newly formed and/or there may be a limited number of investors seeking to purchase or sell these securities. Certain Level 3 securities may be valued at cost. The value of securities held at cost is reviewed periodically utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that may affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and / or the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.

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Item 2. Controls and Procedures.

(a)

The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Apollo Tactical Income Fund Inc.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	05/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Joseph Moroney
Joseph Moroney, President
(principal executive officer)

Date	05/22/14

By (Signature and Title)	/s/ Frank Marra
Frank Marra, Treasurer and Chief Financial Officer
(principal financial officer)

Date	05/22/14